Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade Receivables (Table)

	December 31, 2021	December 31, 2020
Receivables from other related parties (Note 20)	$–	$282
Receivables from third party customers	47,301	36,792
Total	47,301	37,074
Allowance for expected credit losses	(3,275)	(2,884)
Total trade receivables	$44,026	$34,190

Trade Receivables - Allowances (Table)

Amounts
Balance as at January 1, 2019	$2,857
Allowance for expected credit losses	341
Utilized provision	(708)
Balance as at December 31, 2019	$2,490
Allowance for expected credit losses	541
Utilized provision	(147)
Balance as at December 31, 2020	$2,884
Allowance for expected credit losses	391
Utilized provision	–
Balance as at December 31, 2021	$3,275